Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2016
Asset Retirement Obligation [Abstract]
Schedule of Asset Retirement Obligations [Table Text Block]
The change in ARO for the years ended December 31 is as follows:

millions of Canadian dollars	2016	2015
Balance, January 1	$109	$106
Additions (1)	48	-
Additions due to acquisition	9	-
Liabilities settled	(2)	(2)
Accretion included in depreciation expense	7	8
Accretion deferred to regulatory asset (included in property, plant and equipment)	(2)	(8)
Other	1	5
Balance, December 31	$170	$109
(1) Tampa Electric produces ash and other by-products known as coal combustion residuals ("CCRs") at its Big Bend and Polk power stations. The 2016 additions to ARO are to achieve compliance with the EPA's CCR rule, which contains design and operating standards for CCR management units. In 2016, the FPSC approved Tampa Electric's proposed CCR compliance program for cost recovery through the Environmental Cost Recovery Clause. However, additional petitions will be submitted for recovery of future project expenses based on engineering studies currently being performed.